Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Discontinued Operations [Abstract]
Results of Discontinued Operations

The following table presents the results of discontinued operations, including asset sales:

For the years ended December 31,	2018	2017
Revenues
Gross Sales	14	1,309
Less: Royalties	3	174
	11	1,135
Expenses
Transportation and Blending	1	167
Operating	(28)	426
Production and Mineral Taxes	1	18
(Gain) Loss on Risk Management	-	33
Operating Margin	37	491
Depreciation, Depletion and Amortization	-	192
Exploration Expense	-	2
Finance Costs	1	80
Earnings (Loss) From Discontinued Operations Before Income Tax	36	217
Current Tax Expense (Recovery)	-	24
Deferred Tax Expense (Recovery)	9	33
After-tax Earnings (Loss) From Discontinued Operations	27	160
After-tax Gain (Loss) on Discontinuance (1)	220	938
Net Earnings (Loss) From Discontinued Operations	247	1,098
(1)	Net of deferred tax expense of $81 million in 2018 (2017 – $347 million).

Cash Flow from Discontinued Operation	Cash flows from discontinued operations reported in the Consolidated Statement of Cash Flows are: